Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis	The following table summarizes the Company’s financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2022 and 2023:
	As of December 31, 2022
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Warrant	-	-	1,045	1,045
Corporate borrowings from Fanhua Group	-	-	59,932	59,932
	As of December 31, 2023
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Warrant	5,419	-	850	6,269
Corporate borrowings from Fanhua Group	-	-	55,251	55,251